Issued Capital	12 Months Ended
Jun. 30, 2024
Issued capital [abstract]
Issued Capital
(19) Issued Capital

	June 30,
	2024	2023

	(In thousands of US Dollars)
25,129,140 fully paid ordinary shares (1)	—	2,354
29,973,504 fully paid following completion of the Capital Reorganisation, net of transaction costs	297,618	—
Total Issued Capital	297,618	2,354
Ordinary shareholders participate in dividends and the proceeds on winding up of the parent entity in proportion to the number of shares held. The ordinary shares have no par value. The Company does not have a limited amount of authorised capital.
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(1)Calculation of the earnings per share for the year ended June 30, 2023 on the consolidated statements of profit or loss and other comprehensive income are adjusted retrospectively to reflect 25,129,140 Ordinary Shares converting into 2,149,294 Ordinary Shares upon consummation of the Capital Reorganisation.

	June 30, 2024
	(In number of shares)	(In thousands of US Dollars)
Issuance of shares to employees(1a)(b)	2,301,433	638
Conversion of debt to equity(1c)(2)	15,956,925	208,800
Shares issued to acquire NETC(3)(4)(5)	5,654,616	67,799
PIPE funding(6)	1,715,686	17,506
Shares issued as settlement of transaction expenses(7)	171,569	2,057
Transaction costs accounted for as a deduction from equity (IAS 32)	—	(1,536)
Movement in Issued capital	25,800,229	295,264
At the effective time of the Capital Reorganisation, Vast issued:
(1)As a result of a share consolidation exercise, Vast issued 21,137,033 ordinary shares immediately prior to completion of the Capital Reorganisation. In a reverse stock split the equity of the merged entity shall reflect the original carrying value of the target’s equity (i.e. Vast) plus the net proceeds received from NETC. Shares issued to Legacy Vast Shareholders (i.e., AgCentral Energy Pty Ltd ("AgCentral Energy") and certain employees and former employees of Vast):
(a)2,036,900 Ordinary Shares issued to MEP Shareholders under the MEP Deed dated on or around July 30, 2020, as amended on February 14, 2023 pursuant to the MEP De-SPAC Side Deed. These were exchanged on 1 to 1 basis using carrying value determined just prior to share consolidation exercise. Refer to Note 20 – Reserves for further details;
(b)264,533 Ordinary Shares granted to certain employees of Vast and issued to an employee share trust until such time they are vested, out of the previous MEP share pool, which had not been previously granted to any employees prior to the Capital Reorganisation. Vast consolidates the trust. These shares are treated as treasury shares with nil carrying value as at June 30, 2024. Refer to Note 20 – Reserves for further details;
(c)18,198,566 Ordinary Shares issued to AgCentral Energy in exchange for settlement and cancellation of:
(i)25,129,140 Legacy Vast Shares for which AgCentral Energy paid an average price of approximately $0.09 per share. On exchange date, the Company recognised the new issued shares at the carrying amount of Legacy Vast Shares from the condensed statement of financial position (including the Capital Contribution Reserve associated to AgCentral Energy, forming part of Vast’s opening reserves as of July 1, 2023), and
(ii)convertible notes and other indebtedness of Vast towards AgCentral Energy. On conversion to equity, the Company derecognised the financial liabilities at their carrying amount from the condensed statement of financial position and recognised them as issued capital. This includes the derivative financial liabilities associated with the notes.
(2)An aggregate of 1,250,014 Ordinary Shares upon conversion of Senior Convertible Notes held by AgCentral Energy and Nabors Lux.
(3)An aggregate of 804,616 Ordinary Shares upon conversion of shares of NETC Class A Common Stock to the holders thereof. Pursuant to the Business Combination Agreement, each share of NETC Class A Common Stock (other than shares of NETC properly submitted for redemption) issued and outstanding immediately prior to the Effective Time were exchanged for on a one-to-one basis for Ordinary Shares. This includes 633,250 shares of NETC Class A common stock purchased by Capital Airport Group ("CAG") to satisfy its’ financing obligations.
(4)An aggregate of 3,000,000 Ordinary Shares upon conversion of Founder Shares (On March 30, 2021, NETC was funded with $25,000 for which it issued 8,625,000 shares of Class F common stock, par value $0.0001 per share — the “Founder Shares”) to the holders thereof, and an aggregate of 1,500,000 Ordinary Shares to former members of NETC Sponsor as acceleration of a portion of the Earnback Shares (up to 2,400,000 Ordinary Shares that may be issued to the NETC Sponsor upon the achievement of certain share price targets), pursuant to the Nabors Backstop Agreement. Includes 129,911 Ordinary Shares issued upon conversion of the Founder Shares transferred to CAG prior to the Capital Reorganisation in connection with CAG’s investments. Pursuant to the CAG Non-Redemption Agreement, CAG agreed not to redeem the shares of NETC’s Class A common stock, in exchange for Nabors Lux agreeing to issue to CAG 129,911 Ordinary Shares. On conversion, the difference between the fair value of the shares issued and net assets/liabilities acquired has been recorded as share based payment expense. Refer to Note 25. Capital reorganization (the “SPAC Merger”)for further information.
(5)350,000 Ordinary Shares to Nabors Lux pursuant to the Nabors Backstop Agreement issued as Incremental Funding Commitment Fee. ( the $2.5 million purchase price paid to Vast by Nabors Lux as consideration for the Senior Convertible Note issued pursuant to the October Notes Subscription Agreement).
(6)An aggregate of 1,715,686 Ordinary Shares to AgCentral Energy and Nabors Lux pursuant to their respective Equity Subscription Agreements.
(7)171,569 Shares to Guggenheim Securities issued as settlement for transaction expenses, expensed under IFRS 2.